Note Payable PPP (Details Narrative) - USD ($)			3 Months Ended		12 Months Ended
	Jan. 02, 2021	Nov. 09, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Apr. 11, 2020
Debt instrument face amount			$ 9,667,000		$ 10,092,500	$ 9,647,700
Debt forgiveness			10,000		562,300
Term Note [Member] | PPP Loan [Member]
Debt instrument face amount							$ 582,800
Interest rate percentage							1.00%
Term Note [Member] | PPP Loan [Member] | SBA [Member]
Debt instrument face amount			$ 5,900		$ 19,300
Debt forgiveness	$ 10,000	$ 562,300